STOCKHOLDERS' EQUITY (DEFICIT) - Summary of Restricted Stock and Restricted Stock Units Outstanding and Activity (Details) - Restricted Stock shares in Thousands	12 Months Ended
Dec. 31, 2017 $ / shares shares
Awards
Beginning balance (in shares) | shares	2,743
Granted (in shares) | shares	2,539
Vested (restriction lapsed) (in shares) | shares	(1,040)
Forfeited (in shares) | shares	(342)
Ending balance (in shares) | shares	3,900
Price
Beginning balance (in dollars per share) | $ / shares	$ 7.63
Granted (in dollars per share) | $ / shares	4.30
Vested (restriction lapsed) (in dollars per share) | $ / shares	7.16
Forfeited (in dollars per share) | $ / shares	7.39
Ending balance (in dollars per share) | $ / shares	$ 5.61